Debt - Narrative (Details) - USD ($)		3 Months Ended
	May 22, 2020	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022
Debt
Debt issuance costs		$ 8,000,000	$ 10,000,000
Letters of credit		86,000,000
Letter of Credit
Debt
Unsecured debt		6,000,000
Term Loan Facility
Debt
Fair value of debt instruments		230,000,000	264,000,000
Aggregate principal amount		$ 375,000,000
Amortization of line of credit facility as a percentage of principal amount		1.00%
Term Loan Facility | Federal funds rate
Debt
Interest rate basis as a percentage		0.50%
Term Loan Facility | LIBOR
Debt
Interest rate basis as a percentage		1.00%
Senior Secured Notes
Debt
Fair value of debt instruments		$ 141,000,000	162,000,000
Aggregate principal amount	$ 225,000,000
Redemption price as a percentage	98.00%
Stated interest rate as a percentage	9.50%
Senior Secured Notes | Occurrence Certain Change of Control Events
Debt
Redemption price as a percentage	101.00%
Senior Unsecured Notes
Debt
Fair value of debt instruments		$ 45,000,000	114,000,000
Stated interest rate as a percentage		5.75%
Senior Unsecured Notes | Occurrence Certain Change of Control Events
Debt
Redemption price as a percentage		101.00%
ABL Facility
Debt
Maximum borrowing capacity commitment		$ 330,000,000
Extension option available, days prior to maturity date		91 days
Maturity threshold		$ 75,000,000
Bi-lateral line carved out of the facility		45,000,000
Amount in excess		163,000,000
Current available capacity		43,000,000
Amount unavailable due to amendment		$ 40,000,000
Minimum fixed charge coverage ratio		1
Letters of credit		$ 80,000,000
ABL Facility | LIBOR | Minimum
Debt
Interest rate basis as a percentage		1.50%
ABL Facility | LIBOR | Maximum
Debt
Interest rate basis as a percentage		2.00%
ABL Facility | Line of Credit
Debt
Aggregate principal outstanding		$ 88,000,000	$ 80,000,000
Weighted average interest rate (as a percent)		4.20%
Senior Credit Facilities
Debt
Aggregate principal amount		$ 705,000,000
Asset Based Lending Facility Bi Lateral Carve Out One
Debt
Aggregate principal outstanding		85,000,000
Bi-lateral line carved out of facility utilized (approximately)		35,000,000
Premium Finance Agreement | Notes Payable, Other Payables
Debt
Aggregate principal outstanding		$ 6,000,000
Aggregate principal amount				$ 23,000,000
Stated interest rate as a percentage				4.40%